Pay vs Performance Disclosure pure in Thousands	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between our financial performance and the “compensation actually paid” to our principal executive officer (“PEO”) and our non-PEO NEOs (on average). Compensation actually paid, or “CAP,” is an amount calculated using methodology prescribed by SEC rules and differs from the compensation actually received by our named executive officers. The Compensation Committee does not utilize CAP as a basis for making compensation decisions. For further information concerning our compensation philosophy and how we align executive compensation with our performance, please refer to the Compensation Discussion & Analysis.
Pay Versus Performance Table
Year(1)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income (GAAP)(5) ($)	Company Selected Measure: Adjusted EBITDA(5)(6) ($)
					Total Shareholder Return ($)	Peer Group TSR(4) ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	2,214,740	201,865	700,306	307,900	37.74	115.92	(79,180)	(16,380)
2022	3,292,209	(1,451,470)	915,235	365,754	63.90	112.95	(16,255)	19,059
2021	3,186,683	6,428,881	797,159	1,156,355	172.89	146.03	(42,225)	16,611

(1)
The Principal Executive Officer (“PEO”) in all three reporting years is D. Deverl Maserang II. The non-PEO NEOs in the 2023 reporting year are Scott R. Drake, Amber D. Jefferson, Ruben E. Inofuentes, Maurice S.J. Moragne and Jared G. Vitemb. The non-PEO NEOs in the 2022 reporting year are Scott R. Drake, Ruben E. Inofuentes, Maurice S.J. Moragne and Amber D. Jefferson. The non-PEO NEOs in the 2021 reporting year are Scott R. Drake, Ruben E. Inofuentes, Maurice S.J. Moragne, Jennifer H. Brown and Ronald J. Friedman.

(2)
The following table details the applicable adjustments that were made to determine compensation actually paid to our PEO and non-PEO NEOs (on average), calculated in accordance with Item 402(v) of Regulation S-K. To determine CAP, the amounts reported in the “Total” column of the Summary Compensation Table (“SCT”) for the applicable year were adjusted as follows:

	2023		2022		2021
		Average		Average		Average
	PEO ($)	Non- PEO NEOs ($)	PEO ($)	Non- PEO NEOs ($)	PEO ($)	Non-PEO NEOs ($)
Summary Compensation Table (SCT) Total	2,214,740	700,306	3,292,209	915,235	3,186,683	797,159
Less Stock Award Value Reported in SCT for the Covered Year	(1,499,994)	(294,996)	(2,006,755)	(368,747)	(1,899,995)	(303,491)
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year	649,216	103,429	1,056,305	233,293	4,939,608	574,404
Plus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years	(461,188)	(37,495)	(3,177,131)	(305,802)	202,586	75,339
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	0	0	0	0	0	0
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year	(700,909)	(52,201)	(132,863)	(81,645)	0	24,021
Less Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	0	(111,143)	(483,235)	(26,579)	0	(11,076)
Compensation Actually Paid	201,865	307,900	(1,451,470)	365,754	6,428,881	1,156,355

(3)
The assumptions we used to calculate the values for restricted stock performance and performance share awards included in the calculation of “compensation actually paid” did not differ materially from those used to calculate grant date fair value for such awards.

(4)
The peer group (“Peer Group”) selected by the Company for purposes of the total shareholder return (“TSR”) benchmarking for the pay versus performance disclosures is the same peer group the Company uses for its performance graph in the Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K. The Peer Group consists of Beyond Meat, Inc., Bridgford Foods Corporation, Calavo Growers, Inc., Freshpet, Inc., Hostess Brands, Inc., J&J Snack Foods Corp., John B Sanfilippo & Son, Inc., MGP Ingredients, Inc., NewAge, Inc., SunOpta, Inc., The Duckhorn Portfolio, Inc., The Simply Good Foods Company, Utz Brands, Inc., Vital Farms, Inc. and Whole Earth Brands, Inc.

(5)
Values shown are in thousands.

(6)
We present Adjusted EBITDA in our quarterly earnings releases, which is a non-GAAP financial measurement. We use Adjusted EBITDA as a performance measure, which permits a comparative assessment of our operating performance relative to our performance based upon GAAP results while isolating the effects of some items that vary from period to period without any correlation to core operating performance or that vary widely among similar companies. For further information regarding the calculation of adjusted EBITDA for fiscal 2023, 2022 and 2021, refer to our Annual Report on Form 10-K and the Compensation Discussion and Analysis in the Definitive Proxy Statement for each fiscal year.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
The Principal Executive Officer (“PEO”) in all three reporting years is D. Deverl Maserang II. The non-PEO NEOs in the 2023 reporting year are Scott R. Drake, Amber D. Jefferson, Ruben E. Inofuentes, Maurice S.J. Moragne and Jared G. Vitemb. The non-PEO NEOs in the 2022 reporting year are Scott R. Drake, Ruben E. Inofuentes, Maurice S.J. Moragne and Amber D. Jefferson. The non-PEO NEOs in the 2021 reporting year are Scott R. Drake, Ruben E. Inofuentes, Maurice S.J. Moragne, Jennifer H. Brown and Ronald J. Friedman.

Peer Group Issuers, Footnote
(4)
The peer group (“Peer Group”) selected by the Company for purposes of the total shareholder return (“TSR”) benchmarking for the pay versus performance disclosures is the same peer group the Company uses for its performance graph in the Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K. The Peer Group consists of Beyond Meat, Inc., Bridgford Foods Corporation, Calavo Growers, Inc., Freshpet, Inc., Hostess Brands, Inc., J&J Snack Foods Corp., John B Sanfilippo & Son, Inc., MGP Ingredients, Inc., NewAge, Inc., SunOpta, Inc., The Duckhorn Portfolio, Inc., The Simply Good Foods Company, Utz Brands, Inc., Vital Farms, Inc. and Whole Earth Brands, Inc.

PEO Total Compensation Amount	$ 2,214,740	$ 3,292,209	$ 3,186,683
PEO Actually Paid Compensation Amount	$ 201,865	(1,451,470)	6,428,881
Adjustment To PEO Compensation, Footnote
(2)
The following table details the applicable adjustments that were made to determine compensation actually paid to our PEO and non-PEO NEOs (on average), calculated in accordance with Item 402(v) of Regulation S-K. To determine CAP, the amounts reported in the “Total” column of the Summary Compensation Table (“SCT”) for the applicable year were adjusted as follows:

	2023		2022		2021
		Average		Average		Average
	PEO ($)	Non- PEO NEOs ($)	PEO ($)	Non- PEO NEOs ($)	PEO ($)	Non-PEO NEOs ($)
Summary Compensation Table (SCT) Total	2,214,740	700,306	3,292,209	915,235	3,186,683	797,159
Less Stock Award Value Reported in SCT for the Covered Year	(1,499,994)	(294,996)	(2,006,755)	(368,747)	(1,899,995)	(303,491)
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year	649,216	103,429	1,056,305	233,293	4,939,608	574,404
Plus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years	(461,188)	(37,495)	(3,177,131)	(305,802)	202,586	75,339
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	0	0	0	0	0	0
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year	(700,909)	(52,201)	(132,863)	(81,645)	0	24,021
Less Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	0	(111,143)	(483,235)	(26,579)	0	(11,076)
Compensation Actually Paid	201,865	307,900	(1,451,470)	365,754	6,428,881	1,156,355

Non-PEO NEO Average Total Compensation Amount	$ 700,306	915,235	797,159
Non-PEO NEO Average Compensation Actually Paid Amount	$ 307,900	365,754	1,156,355
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The following table details the applicable adjustments that were made to determine compensation actually paid to our PEO and non-PEO NEOs (on average), calculated in accordance with Item 402(v) of Regulation S-K. To determine CAP, the amounts reported in the “Total” column of the Summary Compensation Table (“SCT”) for the applicable year were adjusted as follows:

	2023		2022		2021
		Average		Average		Average
	PEO ($)	Non- PEO NEOs ($)	PEO ($)	Non- PEO NEOs ($)	PEO ($)	Non-PEO NEOs ($)
Summary Compensation Table (SCT) Total	2,214,740	700,306	3,292,209	915,235	3,186,683	797,159
Less Stock Award Value Reported in SCT for the Covered Year	(1,499,994)	(294,996)	(2,006,755)	(368,747)	(1,899,995)	(303,491)
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year	649,216	103,429	1,056,305	233,293	4,939,608	574,404
Plus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years	(461,188)	(37,495)	(3,177,131)	(305,802)	202,586	75,339
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	0	0	0	0	0	0
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year	(700,909)	(52,201)	(132,863)	(81,645)	0	24,021
Less Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	0	(111,143)	(483,235)	(26,579)	0	(11,076)
Compensation Actually Paid	201,865	307,900	(1,451,470)	365,754	6,428,881	1,156,355

Compensation Actually Paid vs. Total Shareholder Return
The graph below reflects, for each fiscal year presented, the relationship between the compensation actually paid to our PEO and non-PEO NEOs (on average), the Company’s cumulative indexed TSR and our peer group TSR:

Compensation Actually Paid vs. Net Income	The graph below reflects, for each fiscal year presented, the relationship between the compensation actually paid to our PEO and our non-PEO NEOs (on average) and the Company’s net income (loss).
Compensation Actually Paid vs. Company Selected Measure
The graph below reflects, for each fiscal year presented, the relationship between the compensation actually paid to our PEO and our non-PEO NEOs (on average) and the Company-Selected Measure, Adjusted EBITDA.

Tabular List, Table
Financial Performance Measures
The following is a list of financial performance measures, which in our assessment represent the most important measures used by the Company to link compensation actually paid to the Company’s PEO and non-PEO NEOs to Company performance for fiscal 2023:
•
Adjusted EBTIDA

•
TSR

Both adjusted EBITDA and TSR are used for purposes of determining payouts for the 2023 PBRSU Grants under our 2023 LTI plan. Our Company Selected Measure, Adjusted EBITDA, is also used as the sole metric in the 2023 STI Plan. Please refer to the Compensation Discussion and Analysis for a further description of these metrics and how they are used in the Company’s executive compensation programs.

Total Shareholder Return Amount	$ 37.74	63.9	172.89
Peer Group Total Shareholder Return Amount	115.92	112.95	146.03
Net Income (Loss)	$ (79,180,000)	$ (16,255,000)	$ (42,225,000)
Company Selected Measure Amount	(16,380)	19,059	16,611
PEO Name	D. Deverl Maserang II
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBTIDA
Non-GAAP Measure Description
(6)
We present Adjusted EBITDA in our quarterly earnings releases, which is a non-GAAP financial measurement. We use Adjusted EBITDA as a performance measure, which permits a comparative assessment of our operating performance relative to our performance based upon GAAP results while isolating the effects of some items that vary from period to period without any correlation to core operating performance or that vary widely among similar companies. For further information regarding the calculation of adjusted EBITDA for fiscal 2023, 2022 and 2021, refer to our Annual Report on Form 10-K and the Compensation Discussion and Analysis in the Definitive Proxy Statement for each fiscal year.

Measure:: 2
Pay vs Performance Disclosure
Name	TSR
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,499,994)	$ (2,006,755)	$ (1,899,995)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	649,216	1,056,305	4,939,608
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(461,188)	(3,177,131)	202,586
PEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(700,909)	(132,863)	0
PEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(483,235)	0
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(294,996)	(368,747)	(303,491)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	103,429	233,293	574,404
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(37,495)	(305,802)	75,339
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(52,201)	(81,645)	24,021
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (111,143)	$ (26,579)	$ (11,076)